Transactions with Related Parties, Summary (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Assets [Abstract]
Due from related parties - current	$ 1,562,222	$ 5,650,168
Due from related party - non-current	3,275,020	4,504,340
Investment in related party - non-current	117,544,913	117,537,135
Liabilities [Abstract]
Due to related party - current	879,556	541,666
Related Party [Member] | M/V Magic Nebula [Member]
Liabilities [Abstract]
Due to related party - current	324,000	0
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related parties - current	578,154	2,283,209
Due from related party - non-current	3,275,020	4,504,340
Related Party [Member] | Pavimar [Member]
Assets [Abstract]
Due from related parties - current	984,068	3,366,959
Related Party [Member] | Toro [Member]
Assets [Abstract]
Investment in related party - non-current	117,544,913	117,537,135
Liabilities [Abstract]
Due to related party - current	$ 555,556	$ 541,666